Long Term Debt - Non-Convertible Debentures - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 INR (₨)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 INR (₨)
Debt Instrument [Line Items]
Debt instrument carrying amount	₨ 53,108,823	$ 815,678			₨ 32,697,568
Non Convertible Debentures [Member]
Debt Instrument [Line Items]
Non-convertible debentures			₨ 1,864,584	$ 28,530
Debt issuance expense	₨ 33,902	521	₨ 35,416	$ 542
Debt instrument interest rate			12.30%	12.30%
Interest on non-convertible debentures description	The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually commencing March 2018.
Debt instrument carrying amount	₨ 1,866,098	$ 28,661